UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31,

Date of reporting period:  SEPTEMBER 30, 2008



ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED SEPTEMBER 30, 2008

[LOGO OF USAA]
   USAA(R)

                  [GRAPHIC OF USAA TAX EXEMPT INTERMEDIATE-TERM FUND]

==============================

    SEMIANNUAL REPORT
    USAA TAX EXEMPT
    INTERMEDIATE-TERM FUND
    SEPTEMBER 30, 2008

==============================

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FUND OBJECTIVE

INTEREST INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX.

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TYPES OF INVESTMENTS

Invests primarily in investment-grade tax-exempt securities. The dollar-weighted average portfolio maturity for the Fund is between three and 10 years.

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

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TABLE OF CONTENTS

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
PRESIDENT'S MESSAGE                                                           2

MANAGERS' COMMENTARY                                                          4

FUND RECOGNITION                                                              7

INVESTMENT OVERVIEW                                                           9

FINANCIAL INFORMATION

   Portfolio of Investments                                                  16

   Notes to Portfolio of Investments                                         35

   Financial Statements                                                      37

   Notes to Financial Statements                                             40

EXPENSE EXAMPLE                                                              50

ADVISORY AGREEMENT                                                           52

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2008, USAA. All rights reserved.

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

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PRESIDENT'S MESSAGE

"AT SOME POINT, FUNDAMENTAL
VALUATIONS AND COOLER HEADS                      [PHOTO OF CHRISTOPHER W. CLAUS]
WILL PREVAIL."

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OCTOBER 2008

2008 has been a year for the history books -- one of the most volatile and challenging on record. That said, I believe the headlines that compare the current situation to the Great Depression are overly dramatic. Has the U.S. economy entered a recession? I believe so. The question is how long and severe it will be.

As of this writing, companies worldwide are dealing with a liquidity crunch in which they cannot get the financing they need to fund day-to-day operations. With their own stressed balance sheets to consider, banks and financial companies are hesitant to lend, concerned that they might not get their money back. This crisis of confidence, which has little to do with the fundamental value of stocks and bonds, has frozen the credit markets. Government action around the world should bring a thaw, but restoring confidence takes time.

With banks lending mainly to those with high credit scores, the day of reckoning has come for the American consumer. Many people are finding it difficult to get a mortgage, car loan, or new credit card. So they have reined in spending and are cleaning up their own balance sheets. In August, consumer borrowing fell for the first time in more than a decade, according to the Federal Reserve. Although the process is painful, the outcome should be healthy as more Americans begin living within their means and increasing their savings.

What  does  this  have  to  do  with  tax-exempt  bonds?   State  and  municipal
governments' tax revenues tend to decline during recessions, which may force them to cut expenses by reducing services, doing more with less,

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2  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

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and/or raising taxes.  Fortunately,  many have sound cost-management  structures and are addressing potential budgetary issues. However, because of tight credit conditions, many also are finding it hard to borrow and paying higher interest rates for financing they do obtain.

The benefit to tax-exempt bondholders is a potentially higher yield. Indeed, as I write to you, many high-quality municipal securities are offering even higher yields than Treasuries. As the market stabilizes and liquidity improves, municipal bond prices are likely to increase, which potentially could add value to your tax-exempt holdings beyond the attractive after-tax yields you may have received already. In the meantime, we are taking advantage of what appear to be compelling buying opportunities.

We understand that market volatility is hard on you. However, financial markets tend to overreact on both the upside and the downside. At some point, fundamental valuations and cooler heads will prevail. If you are confident about the future of our country and have a time horizon of three to five years, I believe you will find yourself well positioned.

Furthermore, tax-exempt securities -- which generally offer income free from federal income taxes and, in some cases, state income taxes -- may become more appealing if rising federal budget deficits force the federal government to raise income taxes and decrease deductions.

At USAA Investment Management Company, we continue to be pleased with the income distributions of your tax-exempt funds. We see potential for recovery in the share price of these portfolios as things return to historical norms.

From all of us here, thank you for your trust and confidence. We value your business and the opportunity to help you with your investment needs.

Sincerely,

/s/ Christopher W. Claus

Christopher W. Claus
President and Vice Chairman of the Board
USAA Mutual Funds Trust

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                                                        PRESIDENT'S MESSAGE |  3

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MANAGERS' COMMENTARY ON THE FUND

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[PHOTO OF CLIFF GLADSON]                         [PHOTO OF REGINA SHAFER]

CLIFF GLADSON, CFA                               REGINA SHAFER, CFA
USAA Investment                                  USAA Investment
Management Company                               Management Company

--------------------------------------------------------------------------------

o HOW DID THE FUND PERFORM FROM APRIL 1, 2008, TO SEPTEMBER 30, 2008?

    Your USAA Tax Exempt Intermediate-Term Fund provided a total return of -2.70% versus an average return of -2.09% for the 167 funds in the Lipper Intermediate Municipal Debt Funds Average. This compares to returns of -2.11% for the Lipper Intermediate Municipal Debt Funds Index and -2.59% for the Lehman Brothers Municipal Bond Index. The Fund's tax-exempt distributions over the prior 12 months produced a dividend yield of 4.78%, compared to the Lipper category average of 3.62%.

o   WHAT WERE THE MARKET CONDITIONS?

    Following a quarter-percent rate cut on April 30, the Federal Reserve Board (the Fed) adopted a wait-and-see attitude and held short-term interest rates at 2.00%. Fed governors appeared to be more concerned about inflation than weakening economic conditions.

    Although short-term rates are set by the Fed, the credit market controls longer-term rates. During the period, an imbalance in supply and demand determined the direction of yields in the municipal bond

    Refer to pages 12 and 13 for benchmark definitions.

    Past performance is no guarantee of future results.

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4  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

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    market.  The yield on three-year AAA general  obligation  (GO) bonds climbed
    0.32% by the end of the period, while the yield on comparable 15-year bonds was up 0.53%.

    Uncertainty about the value of subprime mortgage securities and the financial institutions that owned them sent many investors into the relative safety of U.S. Treasury securities, a flight to quality that came at the expense of all other fixed-income classes. As a result, the before- and after-tax yields of municipal bonds became a bargain relative to Treasuries. Forced selling by large institutional investors, such as banks, insurance companies, and brokerage firms, also depressed prices. (Bond prices and yields move in opposite directions.) As these institutions liquidated their municipal holdings to raise cash, supply flooded the market.

    Overall, municipal credit quality remained stable as state and local governments continued to exercise fiscal constraint in response to weak economic conditions and declining tax revenues.

o   WHAT STRATEGIES DID YOU EMPLOY?

    We took advantage of low prices to purchase a number of solid investment-grade municipal securities, which added to the Fund's dividend distribution yield.

    As always, our experienced research team carefully analyzes and continually monitors every bond in the Fund. We do not rely on credit agencies or bond insurers to do our credit work. We selectively choose issues with coupons and structures that have the potential to contribute to the Fund's dividend yield through an entire interest-rate cycle. With more than 250 issuers, your portfolio is well-diversified geographically and by economic sector.

    To make the Fund as tax efficient as possible, we continue to avoid issues subject to the alternative minimum tax for individuals (AMT).

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

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o   WHAT IS YOUR OUTLOOK?

    An eroding economic outlook may force the Fed to lower short-term rates before year-end. Furthermore, we do not expect renewed growth until the housing market stabilizes. Nonetheless, most municipalities remain on solid ground, having added to their financial reserves earlier in the decade when the economy was growing. Many are preparing for possible budgetary shortfalls by reducing expenses. If necessary, they also may use their taxing power to raise revenue.

    The supply and demand imbalance in the tax-exempt market is likely to continue so long as investors favor Treasuries above other fixed-income securities. This should keep municipals attractive relative to both Treasuries/taxable issues and provide us with additional opportunities to seek to improve the Fund's long-term dividend yield, which is the largest contributor to your Fund's long-term total return (see dividend return information on page 10).

    As this yield advantage moves back toward the historical average, we expect a rebound in bond prices and less day-to-day volatility in the Fund's share price. Municipals also should become more attractive to investors as the economic downturn continues and circumstances force federal and municipal governments to raise taxes.

    In the months ahead, we will continue working hard to seek to increase the tax-exempt income of your Fund. Thank you for your trust.

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6  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

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FUND RECOGNITION

USAA TAX EXEMPT INTERMEDIATE-TERM FUND

--------------------------------------------------------------------------------

                         OVERALL MORNINGSTAR RATING(TM)
           out of 231 municipal national intermediate-term bond funds for the period ended September 30, 2008:

                                 OVERALL RATING
                                    * * * *

                                     3-YEAR
                                     * * *
                                out of 231 funds

                                     5-YEAR
                                     * * * *
                                out of 211 funds

                                     10-YEAR
                                     * * * *
                                out of 129 funds

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

================================================================================

                                                           FUND RECOGNITION |  7

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                             LIPPER LEADER (OVERALL)

                                       [5]
                                     EXPENSE

The Fund is listed as a Lipper Leader for Expense of 146 funds within the Lipper Intermediate Municipal Debt Funds category for the overall period ended September 30, 2008. The Fund received a Lipper Leader rating for Expense among 146 funds for the three-year period and a score of 4 among 127 and 78 funds for the five- and 10-year periods, respectively. Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of September 30, 2008.

--------------------------------------------------------------------------------

Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Expense metrics over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1.* Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2008, Reuters, All Rights Reserved.

*Effective November 7, 2007, the Lipper Leaders Rating System changed the numeric organization of its Lipper Leader classifications. While the formulas and underlying methodology remain the same, the highest 20% now are rated 5, or Lipper Leaders, and the lowest 20% are rated 1 for each measure. Previously, a rating of 5 was considered the lowest rating and 1 was considered the highest, or a Lipper Leader.

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8  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

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INVESTMENT OVERVIEW

USAA TAX EXEMPT INTERMEDIATE-TERM FUND (Ticker Symbol: USATX)

------------------------------------------------------------------------------------------
                                                   9/30/08                     3/31/08
------------------------------------------------------------------------------------------
Net Assets                                    $2,536.0 Million            $2,677.9 Million
Net Asset Value Per Share                          $12.02                      $12.64

LAST 12 MONTHS
Tax-Exempt Dividends Per Share                     $0.575                      $0.563
Capital Gain Distributions Per Share               $0.024                      $0.024

------------------------------------------------------------------------------------------
                                                   9/30/08                     3/31/08
------------------------------------------------------------------------------------------
Dollar-Weighted Average
Portfolio Maturity                                9.3 Years                   9.4 Years

Dollar-weighted average portfolio maturity is obtained by multiplying the dollar value of each investment by the number of days left to its maturity, then adding those figures together and dividing them by the total dollar value of the Fund's portfolio.

------------------------------------------------------------------------------------------
SIX-MONTH TOTAL RETURN                   30-DAY SEC YIELD*                EXPENSE RATIO(+)
------------------------------------------------------------------------------------------
  3/31/08 to 9/30/08                       As of 9/30/08                       0.51%
       -2.70%**                                4.50%

*Calculated as prescribed by the Securities and Exchange Commission.

**Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

(+)THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED AUGUST 1, 2008, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Past performance is no guarantee of future results.

No  adjustment  has  been  made  for  taxes  payable  by  shareholders  on their
reinvested  net   investment   income   dividends  and  realized   capital  gain
distributions.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

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AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT
OF DIVIDENDS -- PERIODS ENDED SEPTEMBER 30, 2008

--------------------------------------------------------------------------------
                TOTAL RETURN     =     DIVIDEND RETURN     +     PRICE CHANGE
--------------------------------------------------------------------------------
10 Years            3.60%        =          4.76%          +        (1.16)%
5 Years             2.35%        =          4.30%          +        (1.95)%
1 Year             (2.92)%       =          4.29%          +        (7.21)%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS
FOR THE 10-YEAR PERIOD ENDED SEPTEMBER 30, 2008

         [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

                 TOTAL RETURN        DIVIDEND RETURN       CHANGE IN SHARE PRICE
9/30/1999           -1.24%                5.01%                   -6.25%
9/30/2000            5.14                 5.61                    -0.47
9/30/2001            9.67                 5.57                     4.10
9/30/2002            7.13                 5.16                     1.97
9/30/2003            3.93                 4.82                    -0.89
9/30/2004            4.73                 4.51                     0.22
9/30/2005            3.33                 4.22                    -0.89
9/30/2006            4.37                 4.28                     0.09
9/30/2007            2.43                 4.21                    -1.78
9/30/2008           -2.92                 4.29                    -7.21

                                   [END CHART]

     NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND'S TOTAL RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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10  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

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TAXABLE EQUIVALENT ILLUSTRATION

To match the Fund's Dividend Return for the periods ended 9/30/08, and assuming marginal federal tax
rates of:                             25.00%      28.00%      33.00%      35.00%

A FULLY TAXABLE INVESTMENT MUST PAY:

PERIOD         DIVIDEND RETURN
--------------------------------------------------------------------------------
10 Years            4.76%              6.35%       6.61%       7.10%       7.32%
5 Years             4.30%              5.73%       5.97%       6.42%       6.62%
1 Year              4.29%              5.72%       5.96%       6.40%       6.60%

To match the Fund's closing 30-day SEC Yield of 4.50%, on 9/30/08,
A FULLY TAXABLE INVESTMENT MUST PAY:   6.00%       6.25%       6.72%       6.92%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

--------------------------------------------------------------------------------

Some income may be subject to federal, state, or local taxes, or the federal alternative minimum tax. Based on 2007 tax rates.

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                                                       INVESTMENT OVERVIEW |  11

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                    o   CUMULATIVE PERFORMANCE COMPARISON   o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                 LEHMAN BROTHERS       USAA TAX EXEMPT        LIPPER INTERMEDIATE
                 MUNICIPAL BOND       INTERMEDIATE-TERM       MUNICIPAL DEBT FUNDS
                     INDEX                  FUND                     INDEX
09/30/98           $10,000.00            $10,000.00                $10,000.00
10/31/98             9,999.79              9,989.98                 10,003.27
11/30/98            10,034.83             10,019.34                 10,024.85
12/31/98            10,060.12             10,062.33                 10,056.76
01/31/99            10,179.73             10,147.52                 10,169.46
02/28/99            10,135.37             10,107.71                 10,115.31
03/31/99            10,149.25             10,109.14                 10,112.87
04/30/99            10,174.54             10,145.07                 10,140.75
05/31/99            10,115.67             10,086.13                 10,080.74
06/30/99             9,970.15              9,959.17                  9,943.55
07/31/99            10,006.43              9,994.00                  9,989.81
08/31/99             9,926.20              9,893.29                  9,943.56
09/30/99             9,930.35              9,875.66                  9,949.61
10/31/99             9,822.76              9,770.15                  9,879.87
11/30/99             9,927.24              9,864.53                  9,963.65
12/31/99             9,853.23              9,800.06                  9,918.59
01/31/00             9,810.32              9,735.72                  9,874.94
02/29/00             9,924.34              9,852.05                  9,950.97
03/31/00            10,141.17             10,024.45                 10,093.48
04/30/00            10,081.26              9,979.63                 10,050.83
05/31/00            10,028.82              9,941.09                 10,009.13
06/30/00            10,294.57             10,164.22                 10,215.63
07/31/00            10,437.81             10,283.51                 10,331.63
08/31/00            10,598.67             10,411.52                 10,459.99
09/30/00            10,543.53             10,383.48                 10,429.13
10/31/00            10,658.58             10,473.23                 10,516.04
11/30/00            10,739.22             10,537.15                 10,566.05
12/31/00            11,004.56             10,763.58                 10,778.85
01/31/01            11,113.60             10,864.27                 10,903.20
02/28/01            11,148.84             10,919.90                 10,938.56
03/31/01            11,248.76             11,007.96                 11,022.29
04/30/01            11,126.87             10,897.94                 10,923.13
05/31/01            11,246.68             11,013.63                 11,035.27
06/30/01            11,321.93             11,094.20                 11,103.88
07/31/01            11,489.64             11,246.11                 11,237.69
08/31/01            11,678.90             11,395.70                 11,407.49
09/30/01            11,639.72             11,388.05                 11,392.02
10/31/01            11,778.40             11,490.18                 11,501.18
11/30/01            11,679.11             11,419.12                 11,381.55
12/31/01            11,568.62             11,360.93                 11,295.99
01/31/02            11,769.28             11,503.35                 11,459.97
02/28/02            11,911.07             11,620.84                 11,588.49
03/31/02            11,677.66             11,438.93                 11,377.72
04/30/02            11,905.89             11,628.00                 11,599.15
05/31/02            11,978.24             11,688.22                 11,661.73
06/30/02            12,104.89             11,778.11                 11,780.48
07/31/02            12,260.57             11,907.43                 11,916.96
08/31/02            12,407.96             12,003.86                 12,026.55
09/30/02            12,679.73             12,203.14                 12,236.11
10/31/02            12,469.53             12,043.86                 12,050.68
11/30/02            12,417.70             12,021.31                 12,001.62
12/31/02            12,679.73             12,234.42                 12,239.10
01/31/03            12,647.60             12,211.05                 12,194.64
02/28/03            12,824.42             12,379.02                 12,363.47
03/31/03            12,832.09             12,387.57                 12,360.07
04/30/03            12,916.88             12,473.19                 12,438.88
05/31/03            13,219.32             12,709.88                 12,691.82
06/30/03            13,163.14             12,635.09                 12,632.33
07/31/03            12,702.53             12,289.00                 12,250.77
08/31/03            12,797.26             12,389.38                 12,341.98
09/30/03            13,173.51             12,682.23                 12,658.11
10/31/03            13,107.17             12,638.87                 12,597.33
11/30/03            13,243.78             12,760.08                 12,697.99
12/31/03            13,353.44             12,867.60                 12,772.91
01/31/04            13,429.93             12,915.90                 12,820.96
02/29/04            13,632.05             13,116.05                 13,001.09
03/31/04            13,584.58             13,046.14                 12,920.94
04/30/04            13,262.85             12,805.38                 12,651.24
05/31/04            13,214.76             12,781.04                 12,635.09
06/30/04            13,262.85             12,847.53                 12,666.35
07/31/04            13,437.40             12,983.94                 12,793.14
08/31/04            13,706.68             13,216.29                 13,004.16
09/30/04            13,779.44             13,282.73                 13,044.80
10/31/04            13,898.01             13,379.19                 13,115.25
11/30/04            13,783.38             13,256.54                 13,009.71
12/31/04            13,951.70             13,417.20                 13,136.93
01/31/05            14,082.09             13,531.80                 13,193.85
02/28/05            14,035.24             13,488.65                 13,137.36
03/31/05            13,946.73             13,373.57                 13,040.27
04/30/05            14,166.67             13,584.75                 13,211.49
05/31/05            14,266.79             13,681.27                 13,286.77
06/30/05            14,355.31             13,749.04                 13,352.32
07/31/05            14,290.42             13,672.75                 13,281.13
08/31/05            14,434.70             13,812.33                 13,394.92
09/30/05            14,337.48             13,728.20                 13,326.15
10/31/05            14,250.42             13,647.92                 13,256.70
11/30/05            14,318.82             13,716.16                 13,309.79
12/31/05            14,441.96             13,831.92                 13,401.33
01/31/06            14,480.93             13,866.02                 13,435.87
02/28/06            14,578.15             13,967.22                 13,494.01
03/31/06            14,477.61             13,870.84                 13,414.61
04/30/06            14,472.64             13,842.13                 13,410.17
05/31/06            14,537.11             13,912.26                 13,473.25
06/30/06            14,482.38             13,857.65                 13,420.43
07/31/06            14,654.65             14,021.60                 13,560.12
08/31/06            14,872.10             14,221.67                 13,736.48
09/30/06            14,975.54             14,326.97                 13,817.69
10/31/06            15,069.45             14,396.86                 13,882.29
11/30/06            15,195.07             14,512.21                 13,968.04
12/31/06            15,141.38             14,460.95                 13,919.65
01/31/07            15,102.61             14,442.02                 13,890.08
02/28/07            15,301.62             14,624.38                 14,038.24
03/31/07            15,263.89             14,577.09                 14,024.43
04/30/07            15,309.08             14,626.10                 14,060.27
05/31/07            15,241.29             14,554.70                 14,005.62
06/30/07            15,162.31             14,473.74                 13,952.78
07/31/07            15,279.85             14,556.93                 14,042.18
08/31/07            15,213.93             14,445.81                 14,032.32
09/30/07            15,439.06             14,673.55                 14,201.96
10/31/07            15,507.88             14,726.30                 14,242.14
11/30/07            15,606.76             14,771.51                 14,338.71
12/31/07            15,650.08             14,737.37                 14,365.89
01/31/08            15,847.43             14,939.42                 14,600.37
02/29/08            15,121.89             14,228.73                 14,077.38
03/31/08            15,554.11             14,640.20                 14,378.51
04/30/08            15,736.11             14,788.87                 14,459.50
05/31/08            15,831.26             14,904.97                 14,545.65
06/30/08            15,652.57             14,760.67                 14,401.48
07/31/08            15,712.07             14,758.10                 14,466.29
08/31/08            15,895.94             14,922.04                 14,622.79
09/30/08            15,150.50             14,244.64                 14,074.88

                                   [END CHART]

      Data from 9/30/98 through 9/30/08.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Tax Exempt Intermediate-Term Fund to the following benchmarks:

O The broad-based Lehman Brothers Municipal Bond Index is an unmanaged index that tracks total return performance for the long-term, investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman index, because the index does not reflect any deduction for fees, expenses, or taxes.

O The unmanaged Lipper Intermediate Municipal Debt Funds Index tracks the total return performance of the 30 largest funds within the Lipper Intermediate Municipal Debt Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

12  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

                   o   12-MONTH DIVIDEND YIELD COMPARISON   o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                                                           LIPPER INTERMEDIATE
                               USAA TAX EXEMPT               MUNICIPAL DEBT
                            INTERMEDIATE-TERM FUND           FUNDS AVERAGE
9/30/1999                           5.43%                        4.34%
9/30/2000                           5.45                         4.41
9/30/2001                           5.16                          4.1
9/30/2002                           4.83                         3.66
9/30/2003                           4.74                         3.36
9/30/2004                           4.38                          3.3
9/30/2005                           4.21                         3.33
9/30/2006                           4.16                          3.4
9/30/2007                           4.25                         3.48
9/30/2008                           4.78                         3.62

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 9/30/99 to 9/30/08.

The Lipper Intermediate Municipal Debt Funds Average is an average performance level of all intermediate-term municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                                TOP 10 INDUSTRIES
                                  AS OF 9/30/08
                                (% of Net Assets)

Hospital ..........................................................  16.3%
General Obligation ................................................  13.5%
Escrowed Bonds ....................................................  11.0%
Special Assessment/Tax/Fee ........................................   9.6%
Electric Utilities ................................................   7.6%
Appropriated Debt .................................................   5.4%
Education .........................................................   5.0%
Electric/Gas Utilities ............................................   4.5%
Real Estate Tax/Fee ...............................................   3.1%
Nursing/CCRC ......................................................   2.6%

You will find a complete list of securities that the Fund owns on pages 16-34.

================================================================================

14  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

                     o PORTFOLIO RATINGS MIX -- 9/30/2008 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                                          23%
AA                                                                           29%
A                                                                            17%
BBB                                                                          27%
Below Investment-Grade                                                        3%
Securities with Short-Term Investment-Grade Ratings                           1%

                                   [END CHART]

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc., and includes any related credit enhancements. If any of the Fund's securities are unrated by these agencies, USAA Investment Management Company must determine that the securities are of equivalent investment quality.

      Percentages are of the total market value of the Fund's investments.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2008 (unaudited)

--------------------------------------------------------------------------------

o CATEGORIES AND DEFINITIONS

  FIXED-RATE INSTRUMENTS -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

  PUT BONDS -- provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

  PERIODIC AUCTION RESET BONDS -- interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

  VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

  CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

================================================================================

16  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

  (INS)  Principal  and interest  payments are insured by one of the  following:
         ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., CIFG Assurance, N.A., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

  (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Citibank, N.A. or Landesbank Hessen-Thuringen.

  (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

  (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Fannie Mae, Federal Housing Association Insured Mortgage Nursing Home, Government National Mortgage Association, or Texas Permanent School Fund.

o PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

  EDA    Economic Development Authority
  EDC    Economic Development Corp.
  ETM    Escrowed to final maturity
  IDA    Industrial Development Authority/Agency
  IDB    Industrial Development Board
  IDC    Industrial Development Corp.
  ISD    Independent School District
  PRE    Prerefunded to a date prior to maturity
  USD    Unified School District

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

INVESTMENTS

----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                             MARKET
AMOUNT                                                                                     COUPON      FINAL           VALUE
(000)       SECURITY                                                                        RATE      MATURITY         (000)
----------------------------------------------------------------------------------------------------------------------------
            FIXED-RATE INSTRUMENTS (92.2%)

            ALABAMA (1.7%)
  $ 2,155   Montgomery BMC Special Care Facilities Financing Auth. (INS)(ETM)               4.88%    11/15/2018   $    2,162
      345   Montgomery BMC Special Care Facilities Financing Auth. (INS)                    4.88     11/15/2018          342
   14,745   Montgomery BMC Special Care Facilities Financing Auth. (INS)(PRE)               5.00     11/15/2021       15,837
   16,340   Montgomery Medical Clinic Board                                                 4.75      3/01/2026       13,339
    5,000   Prattville IDB                                                                  5.15      9/01/2013        4,864
    5,000   Private Colleges and Universities Facilities Auth. (INS)                        4.75      9/01/2026        4,492
    2,000   Univ. of Alabama at Birmingham (INS)(PRE)                                       5.75      9/01/2020        2,137
                                                                                                                  ----------
                                                                                                                      43,173
                                                                                                                  ----------
            ALASKA (0.8%)
    7,650   Four Dam Pool Power Agency (LOC - Dexia Credit Local)                           5.00      7/01/2021        7,329
      510   Housing Finance Corp.                                                           5.50     12/01/2017          514
    3,750   North Slope Borough (INS)                                                       4.36(a)   6/30/2011        3,395
    2,000   State (INS)                                                                     4.75      4/01/2021        1,893
    2,520   State (INS)                                                                     4.75      4/01/2022        2,337
    2,000   State (INS)                                                                     4.75      4/01/2023        1,827
    4,110   State (INS)                                                                     4.75      4/01/2024        3,712
                                                                                                                  ----------
                                                                                                                      21,007
                                                                                                                  ----------
            ARIZONA (0.8%)
    1,170   Health Facilities Auth.                                                         4.50      4/01/2016        1,128
      425   Health Facilities Auth.                                                         5.00      4/01/2017          418
    1,150   Health Facilities Auth.                                                         4.75      4/01/2025          989
    2,500   Maricopa County Phoenix Union High School District No. 210 (INS)                4.50      7/01/2024        2,278
    3,270   Phoenix Civic Improvement Corp., 5.50%, 7/01/2013 (INS)                         4.50(b)   7/01/2024        2,392
    2,115   Phoenix Civic Improvement Corp., 5.50%, 7/01/2013 (INS)                         4.54(b)   7/01/2025        1,531
    2,000   Pinal County IDA (INS)                                                          5.25     10/01/2020        1,780
    1,250   Pinal County IDA (INS)                                                          5.25     10/01/2022        1,081
    2,000   Pinal County IDA (INS)                                                          4.50     10/01/2025        1,498
    1,535   State Univ. (INS)                                                               5.00      9/01/2024        1,470

================================================================================

18  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                             MARKET
AMOUNT                                                                                     COUPON      FINAL           VALUE
(000)       SECURITY                                                                        RATE      MATURITY         (000)
----------------------------------------------------------------------------------------------------------------------------
  $ 7,180   Univ. Medical Center Corp.                                                      5.00%     7/01/2022   $    6,347
                                                                                                                  ----------
                                                                                                                      20,912
                                                                                                                  ----------
            ARKANSAS (0.7%)
    3,125   Baxter County                                                                   5.00      9/01/2026        2,598
    6,230   Independence County                                                             5.00      1/01/2021        5,730
    4,000   Independence County (INS)                                                       4.90      7/01/2022        3,647
    4,905   Jefferson County                                                                4.60     10/01/2017        4,500
    2,115   Little Rock                                                                     5.70      1/01/2018        2,091
                                                                                                                  ----------
                                                                                                                      18,566
                                                                                                                  ----------
            CALIFORNIA (8.9%)
   10,000   Chabot-Las Positas Community College District (INS)                             4.85(a)   8/01/2022        4,514
    5,000   Chabot-Las Positas Community College District (INS)                             4.88(a)   8/01/2023        2,101
    2,000   Coronado Community Dev. Agency (INS)                                            5.00      9/01/2024        1,893
   10,000   Foothill/Eastern Transportation Corridor Agency (ETM)                           7.05      1/01/2010       10,579
   15,000   Foothill/Eastern Transportation Corridor Agency (PRE)                           7.10      1/01/2011       16,147
    9,085   Foothill/Eastern Transportation Corridor Agency (PRE)                           7.15      1/01/2013        9,785
    7,000   Health Facilities Financing Auth.                                               5.13      7/01/2022        6,506
    6,745   Kern County Board of Education (INS)                                            5.00      6/01/2026        6,366
   20,000   Los Angeles Department of Water and Power (INS)                                 4.75      7/01/2025       18,661
    3,320   Modesto Irrigation District (INS)                                               5.64(a)   7/01/2017        2,104
    3,325   Modesto Irrigation District (INS)                                               5.69(a)   7/01/2018        1,970
    5,000   Public Works Board                                                              5.50      6/01/2019        5,135
    1,430   Sacramento City Financing Auth. (INS)                                           5.00     12/01/2024        1,295
   15,265   Sacramento Municipal Utility District Financing Auth. (INS)                     4.75      7/01/2024       13,210
    4,720   Salinas Union High School District (INS)                                        4.37(a)   6/01/2016        3,260
    2,000   Salinas Union High School District (INS)                                        4.37(a)  10/01/2016        1,357
    3,525   San Bernardino County Redevelopment Agency (INS)                                5.00      9/01/2025        3,013
    2,395   San Diego USD (INS)                                                             4.50      7/01/2025        2,164
    4,275   San Jose                                                                        4.95      4/01/2012        4,362
    3,000   San Jose USD (INS)                                                              4.50      6/01/2024        2,591
    7,065   Santa Clara County Financing Auth. (INS)                                        4.75      5/15/2023        6,591
    7,400   Santa Clara County Financing Auth. (INS)                                        4.75      5/15/2024        6,837
    7,750   Santa Clara County Financing Auth. (INS)                                        4.75      5/15/2025        7,098
    3,500   Santa Rosa Rancheria Tachi Yokut Tribe(c)                                       5.00      3/01/2020        3,160
    2,175   Semitropic Improvement District (INS)                                           5.25     12/01/2018        2,233
    2,500   Solano Community College District (INS)                                         4.85(a)   8/01/2023        1,019
    4,735   Solano Community College District (INS)                                         4.88(a)   8/01/2024        1,790
    4,035   South Orange County Public Financing Auth. (INS)                                5.00      8/15/2022        3,860
    4,920   South Orange County Public Financing Auth. (INS)                                5.00      8/15/2025        4,600
   11,720   State (INS)                                                                     5.00      6/01/2024       11,251

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                             MARKET
AMOUNT                                                                                     COUPON      FINAL           VALUE
(000)       SECURITY                                                                        RATE      MATURITY         (000)
----------------------------------------------------------------------------------------------------------------------------
  $10,000   State                                                                           5.00%    12/01/2024   $    9,592
   20,000   State                                                                           5.00      4/01/2025       19,049
    3,120   Statewide Communities Dev. Auth.                                                5.00      5/15/2021        2,803
    3,275   Statewide Communities Dev. Auth.                                                5.00      5/15/2022        2,906
    3,440   Statewide Communities Dev. Auth.                                                5.00      5/15/2023        3,010
    3,610   Statewide Communities Dev. Auth.                                                5.00      5/15/2024        3,131
    3,795   Statewide Communities Dev. Auth.                                                5.00      5/15/2025        3,259
    1,245   Systemwide Univ. (INS)                                                          5.50     11/01/2015        1,306
   17,760   Tobacco Securitization Auth.                                                    4.75      6/01/2025       14,790
                                                                                                                  ----------
                                                                                                                     225,298
                                                                                                                  ----------
            COLORADO (2.4%)
    4,500   Adams County (INS)                                                              4.38      9/01/2017        4,351
    5,000   Adams County (INS)                                                              5.10      1/01/2019        4,929
    2,000   Arapahoe County School District No. 6 (INS)                                     5.25     12/01/2018        2,058
    2,585   Arapahoe County School District No. 6 (INS)                                     5.25     12/01/2019        2,646
    2,000   Arapahoe County School District No. 6 (INS)                                     5.25     12/01/2020        2,036
    2,000   Arapahoe County School District No. 6 (INS)                                     5.25     12/01/2021        2,024
    1,000   Denver Health and Hospital Auth. (PRE)                                          5.20     12/01/2012        1,014
      635   Denver Health and Hospital Auth. (PRE)                                          5.25     12/01/2013          644
    2,400   Denver Health and Hospital Auth. (PRE)                                          6.25     12/01/2016        2,628
    2,200   Denver Health and Hospital Auth. (PRE)                                          5.38     12/01/2018        2,231
   30,955   Denver Health and Hospital Auth.                                                4.75     12/01/2027       24,774
    1,000   Health Facilities Auth.                                                         5.25      6/01/2023          899
    2,140   Pueblo School District No. 60 (INS)                                             5.25     12/15/2020        2,178
    9,045   State (INS)                                                                     5.00     11/01/2023        8,711
                                                                                                                  ----------
                                                                                                                      61,123
                                                                                                                  ----------
            CONNECTICUT (0.9%)
    4,000   Health and Educational Facilities Auth. (INS)                                   5.00      7/01/2025        3,397
    1,000   Mashantucket (Western) Pequot Tribe(c)                                          5.60      9/01/2009        1,007
    4,400   Mashantucket (Western) Pequot Tribe(c)                                          5.70      9/01/2012        4,370
   16,500   Mashantucket (Western) Pequot Tribe(c)                                          5.75      9/01/2018       14,899
                                                                                                                  ----------
                                                                                                                      23,673
                                                                                                                  ----------
            DELAWARE (0.4%)
    1,495   Health Facilities Auth. (INS)                                                   4.80      5/01/2017        1,400
    1,830   Health Facilities Auth. (INS)                                                   4.90      5/01/2018        1,701
    1,000   Health Facilities Auth. (INS)                                                   5.00      5/01/2019          925
    1,515   Health Facilities Auth. (INS)                                                   5.05      5/01/2020        1,384
    1,010   Municipal Electric Corp. (INS)                                                  5.25      7/01/2013        1,046
    1,460   Municipal Electric Corp. (INS)                                                  5.25      7/01/2017        1,489
    1,580   Municipal Electric Corp. (INS)                                                  5.25      7/01/2018        1,601
                                                                                                                  ----------
                                                                                                                       9,546
                                                                                                                  ----------

================================================================================

20  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                             MARKET
AMOUNT                                                                                     COUPON      FINAL           VALUE
(000)       SECURITY                                                                        RATE      MATURITY         (000)
----------------------------------------------------------------------------------------------------------------------------
            DISTRICT OF COLUMBIA (2.1%)
  $30,000   Convention Center Auth. (INS)(PRE)                                              5.00%    10/01/2018   $   30,301
    6,000   District of Columbia (INS)                                                      5.00      1/01/2019        6,025
    4,560   District of Columbia (INS)(PRE)                                                 6.20      7/01/2019        4,781
    7,000   District of Columbia (INS)                                                      5.00      1/01/2025        6,527
    7,930   District of Columbia (INS)                                                      4.75      5/01/2027        5,582
                                                                                                                  ----------
                                                                                                                      53,216
                                                                                                                  ----------
            FLORIDA (5.0%)
    5,165   Brevard County School Board (INS)                                               5.00      7/01/2025        4,820
    6,500   Broward County School Board (INS)                                               5.00      7/01/2023        6,155
    4,000   Broward County School Board (INS)                                               5.00      7/01/2024        3,747
    3,710   Broward County School Board (INS)                                               5.00      7/01/2025        3,454
    7,905   Dade County (INS)                                                               6.00(a)  10/01/2011        6,898
    8,610   Dade County (INS)                                                               6.10(a)  10/01/2012        7,055
    8,760   Dade County (INS)(PRE)                                                          6.20(a)  10/01/2013        6,713
    3,270   Flagler County School Board (INS)                                               5.00      8/01/2025        3,044
    8,000   Hillsborough County IDA                                                         5.65      5/15/2018        7,724
    4,250   Indian River County School Board (INS)                                          5.00      7/01/2024        3,914
    5,000   JEA St. Johns River Power Park (INS)                                            5.00     10/01/2020        5,007
    2,055   Miami Beach Health Facilities Auth.                                             6.13     11/15/2011        2,017
    1,670   Miami Dade County (INS)                                                         5.00      4/01/2022        1,610
    2,805   Miami Dade County (INS)                                                         5.00      4/01/2023        2,671
    8,375   Miami Dade County (INS)                                                         4.75     11/01/2023        7,632
    2,345   Miami Dade County, 5.00%, 10/01/2013 (INS)                                      4.54(b)  10/01/2024        1,509
    9,830   Miami Dade County (INS)                                                         4.75     11/01/2024        8,855
    3,670   Miami Dade County, 5.00%, 10/01/2013 (INS)                                      4.57(b)  10/01/2025        2,323
    2,500   Miami Dade County (INS)                                                         5.00     10/01/2026        2,342
   12,000   Miami Dade County School Board (INS)                                            5.25      5/01/2025       11,524
    7,450   Palm Beach County Health Facilities Auth. (INS)                                 5.00     12/01/2021        6,531
    1,500   Palm Beach County School Board (INS)                                            5.25      8/01/2018        1,518
    1,000   Palm Beach County School Board (INS)                                            5.00      8/01/2022          973
    6,000   Seminole Tribe(c)                                                               5.75     10/01/2022        5,607
   14,815   Seminole Tribe(c)                                                               5.50     10/01/2024       13,341
                                                                                                                  ----------
                                                                                                                     126,984
                                                                                                                  ----------
            GEORGIA (0.5%)
    5,000   Coweta County Dev. Auth. (INS)                                                  4.35      9/01/2018        4,847
    4,000   Glynn-Brunswick Memorial Hospital Auth.                                         5.25      8/01/2023        3,663
    5,000   Savannah Hospital Auth. (INS)                                                   5.00      7/01/2018        5,025
                                                                                                                  ----------
                                                                                                                      13,535
                                                                                                                  ----------
            GUAM (0.2%)
    6,000   Education Financing Foundation (INS)                                            4.50     10/01/2026        4,765
                                                                                                                  ----------

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                                                  PORTFOLIO OF INVESTMENTS |  21

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
----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                             MARKET
AMOUNT                                                                                     COUPON      FINAL           VALUE
(000)       SECURITY                                                                        RATE      MATURITY         (000)
----------------------------------------------------------------------------------------------------------------------------
            HAWAII (0.2%)
  $ 5,000   Housing Finance and Dev. Corp.                                                  5.45%     7/01/2017   $    5,090
                                                                                                                  ----------
            IDAHO (0.0%)
    1,000   Univ. of Idaho (INS)                                                            4.75      4/01/2022          976
                                                                                                                  ----------
            ILLINOIS (6.2%)
    2,475   Annawan Village                                                                 5.63      1/01/2018        2,171
    1,000   Bedford Park Village                                                            4.60     12/01/2017          912
    3,240   Bedford Park Village                                                            4.80     12/01/2020        2,842
    3,085   Bedford Park Village                                                            4.90     12/01/2023        2,613
      790   Channahon                                                                       6.25      1/01/2010          806
    6,040   Channahon                                                                       6.88      1/01/2020        6,143
    2,000   Chicago (PRE)                                                                   5.00     11/01/2019        2,117
    5,000   Chicago                                                                         6.63     12/01/2022        4,815
   29,925   Chicago School Board (INS)                                                      4.82(a)  12/01/2013       24,233
    2,170   Chicago-O'Hare International Airport (INS)                                      5.50      1/01/2014        2,251
    7,000   Chicago-O'Hare International Airport (INS)                                      5.00      1/01/2021        6,727
   10,000   Chicago-O'Hare International Airport (INS)                                      5.00      1/01/2022        9,470
    2,000   Finance Auth.                                                                   5.00      8/15/2017        1,715
      750   Finance Auth.                                                                   5.25      4/01/2022          685
    2,000   Finance Auth.                                                                   5.00      4/01/2023        1,767
    3,400   Finance Auth. (INS)                                                             5.00     11/01/2023        3,087
   10,500   Finance Auth. (INS)                                                             5.00     11/15/2023        9,651
    4,165   Finance Auth.                                                                   5.00      4/01/2025        3,614
    8,000   Finance Auth.                                                                   4.50     11/15/2026        6,383
    1,750   Finance Auth.                                                                   5.40      4/01/2027        1,564
    1,000   Health Facilities Auth.                                                         5.25      9/01/2013        1,008
    2,000   Health Facilities Auth.                                                         5.25      9/01/2014        2,010
    2,500   Health Facilities Auth.                                                         5.25      9/01/2018        2,422
    3,000   Health Facilities Auth. (INS)                                                   5.00      2/15/2020        2,961
    4,250   Health Facilities Auth. (PRE)                                                   6.80     11/15/2020        4,635
      825   Housing Dev. Auth.                                                              4.55      7/01/2021          754
      650   Housing Dev. Auth.                                                              4.60      7/01/2023          586
    8,050   Lake County Community Unit School District (INS)                                5.13(a)  12/01/2016        5,527
    2,500   Metropolitan Pier and Exposition Auth., 5.20%, 6/15/2012 (INS)                  5.20(b)   6/15/2017        2,122
    2,500   Metropolitan Pier and Exposition Auth., 5.30%, 6/15/2012 (INS)                  5.30(b)   6/15/2018        2,101
    4,000   Metropolitan Pier and Exposition Auth., 5.40%, 6/15/2012 (INS)                  5.40(b)   6/15/2019        3,343
    2,000   Northeastern Illinois Univ.                                                     4.75     10/01/2025        1,760
    4,735   Northern Illinois Univ. (INS)                                                   4.88      4/01/2018        4,703
    5,820   Univ. of Illinois (INS)(PRE)                                                    5.25      8/15/2015        6,021
    4,000   Univ. of Illinois (INS)(PRE)                                                    5.25      8/15/2016        4,138

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22  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

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
----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                             MARKET
AMOUNT                                                                                     COUPON      FINAL           VALUE
(000)       SECURITY                                                                        RATE      MATURITY         (000)
----------------------------------------------------------------------------------------------------------------------------
  $ 7,815   Univ. of Illinois (INS)(PRE)                                                    5.00%     8/15/2020   $    8,242
    3,800   Volo Village, Lake County                                                       5.00      3/01/2016        3,473
   14,070   Will County Forest Preserve District (INS)                                      5.40(a)  12/01/2017        8,798
                                                                                                                  ----------
                                                                                                                     158,170
                                                                                                                  ----------
            INDIANA (3.2%)
    7,465   Bond Bank (PRE)                                                                 5.50      8/01/2016        7,927
   20,000   Finance Auth. (INS)                                                             4.55     12/01/2024       17,597
    1,900   Finance Auth.                                                                   5.00     10/01/2027        1,728
    6,725   Health and Educational Facilities Financing Auth.                               5.00      2/15/2022        6,038
    1,400   Health Facility Financing Auth.                                                 5.25      2/15/2018        1,372
    5,000   Health Facility Financing Auth. (INS)(PRE)                                      5.15     11/01/2019        5,131
    6,000   Indianapolis                                                                    6.05      1/15/2010        5,994
    3,000   Jasper County (INS)                                                             5.85      4/01/2019        2,897
    4,950   Municipal Power Agency (INS)                                                    5.25      1/01/2017        5,071
    2,100   Municipal Power Agency (INS)                                                    5.25      1/01/2018        2,142
    6,000   Rockport (INS)                                                                  4.63      6/01/2025        5,076
    1,060   St. Joseph County                                                               5.45      2/15/2017        1,029
    7,260   St. Joseph County                                                               5.75      2/15/2019        6,898
   11,000   Univ. of Southern Indiana (INS)                                                 5.00     10/01/2018       11,075
    1,500   Vanderburgh County Redevelopment District                                       5.00      2/01/2026        1,292
                                                                                                                  ----------
                                                                                                                      81,267
                                                                                                                  ----------
            IOWA (0.7%)
    9,190   Finance Auth. (INS)                                                             5.00      7/01/2014        9,041
    1,325   Finance Auth. (INS)                                                             5.00     12/01/2021        1,161
    1,390   Finance Auth. (INS)                                                             5.00     12/01/2022        1,206
    1,460   Finance Auth. (INS)                                                             5.00     12/01/2023        1,253
    1,535   Finance Auth. (INS)                                                             5.00     12/01/2024        1,301
    1,610   Finance Auth. (INS)                                                             5.00     12/01/2025        1,358
    1,690   Finance Auth. (INS)                                                             5.00     12/01/2026        1,412
                                                                                                                  ----------
                                                                                                                      16,732
                                                                                                                  ----------
            KANSAS (0.8%)
    2,000   Wyandotte County                                                                4.75     12/01/2016        1,911
   19,000   Wyandotte County                                                                5.00     12/01/2020       17,513
                                                                                                                  ----------
                                                                                                                      19,424
                                                                                                                  ----------
            KENTUCKY (0.3%)
    7,500   Kentucky Economic EDA (INS)                                                     5.75     12/01/2028        7,105
                                                                                                                  ----------
            LOUISIANA (2.7%)
    2,150   Local Government Environmental Facilities and Community Dev. Auth. (INS)        5.25     12/01/2015        2,222
    2,260   Local Government Environmental Facilities and Community Dev. Auth. (INS)        5.25     12/01/2016        2,319

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                                                  PORTFOLIO OF INVESTMENTS |  23
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
----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                             MARKET
AMOUNT                                                                                     COUPON      FINAL           VALUE
(000)       SECURITY                                                                        RATE      MATURITY         (000)
----------------------------------------------------------------------------------------------------------------------------
  $ 2,355   Local Government Environmental Facilities and Community Dev. Auth. (INS)        5.25%    12/01/2017   $    2,397
    7,000   New Orleans (INS)                                                               5.13      9/01/2021        6,619
    6,825   Office Facilities Corp. (INS)                                                   5.38      5/01/2018        6,984
    2,000   Office Facilities Corp. (INS)                                                   5.25     11/01/2018        2,051
    5,175   Offshore Terminal Auth.                                                         5.20     10/01/2018        5,078
    7,015   Orleans Levee District (INS)                                                    5.95     11/01/2010        7,050
    4,275   Orleans Levee District (INS)                                                    5.95     11/01/2014        4,288
    4,540   Orleans Levee District (INS)                                                    5.95     11/01/2015        4,552
    2,000   Public Facilities Auth.                                                         5.00      7/01/2021        1,815
    4,450   St. Martin Parish                                                               4.35     10/01/2012        4,472
    3,955   St. Tammany Parish Hospital Service District No. 1 (INS)                        5.00      7/01/2018        3,666
    9,000   Transportation Auth. (INS)                                                      4.38     12/01/2023        7,917
    9,000   Transportation Auth. (INS)                                                      4.38     12/01/2024        7,816
                                                                                                                  ----------
                                                                                                                      69,246
                                                                                                                  ----------
            MAINE (0.1%)
    1,715   Housing Auth.                                                                   5.35     11/15/2021        1,718
    1,500   Jay                                                                             4.85      5/01/2019        1,270
                                                                                                                  ----------
                                                                                                                       2,988
                                                                                                                  ----------
            MARYLAND (0.3%)
    3,285   Community Dev. Administration                                                   5.88      7/01/2016        3,291
    5,000   Health and Higher Educational Facilities Auth.                                  6.00      1/01/2028        4,609
                                                                                                                  ----------
                                                                                                                       7,900
                                                                                                                  ----------
            MASSACHUSETTS (1.2%)
    5,105   Commonwealth                                                                    5.75      6/15/2015        5,392
    4,500   Commonwealth (INS)(PRE)                                                         5.50      3/01/2018        4,763
    7,775   Commonwealth (INS)(PRE)                                                         5.38      8/01/2021        8,232
    4,000   Health and Educational Facilities Auth.                                         5.00      7/15/2027        3,283
    5,545   Massachusetts Bay Transportation Auth.                                          4.60(a)   7/01/2022        2,572
    7,790   Massachusetts Bay Transportation Auth.                                          4.65(a)   7/01/2023        3,348
    5,000   Massachusetts Bay Transportation Auth.                                          4.70(a)   7/01/2024        2,012
    1,600   Massachusetts Bay Transportation Auth.                                          4.73(a)   7/01/2025          601
      250   Water Pollution Abatement Trust                                                 4.75      8/01/2023          240
      105   Water Pollution Abatement Trust                                                 4.75      8/01/2024          100
      110   Water Pollution Abatement Trust                                                 4.75      8/01/2025          103
                                                                                                                  ----------
                                                                                                                      30,646
                                                                                                                  ----------
            MICHIGAN (1.8%)
   18,000   Building Auth. (INS)                                                            4.81(a)  10/15/2022        7,653
    3,720   Detroit Building Auth. (LOC - Comerica Bank, N.A.)                              6.15      2/01/2011        3,730
    4,000   Detroit Downtown Dev. Auth. (INS)                                               5.00      7/01/2018        4,000

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24  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

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
----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                             MARKET
AMOUNT                                                                                     COUPON      FINAL           VALUE
(000)       SECURITY                                                                        RATE      MATURITY         (000)
----------------------------------------------------------------------------------------------------------------------------
  $25,000   Dickinson County EDC                                                            4.80%    11/01/2018   $   21,368
    2,250   Hospital Finance Auth.                                                          6.25     10/01/2016        2,251
    2,675   Hospital Finance Auth.                                                          5.00     11/15/2019        2,515
    3,400   Hospital Finance Auth.                                                          5.00     11/15/2022        3,064
    2,000   Kent Hospital Finance Auth.                                                     5.50      7/01/2020        1,809
                                                                                                                  ----------
                                                                                                                      46,390
                                                                                                                  ----------
            MINNESOTA (1.9%)
    1,080   Chippewa County                                                                 5.38      3/01/2022          975
    5,120   Chippewa County                                                                 5.50      3/01/2027        4,534
   18,015   Cohasset                                                                        4.95      7/01/2022       16,215
    2,500   Higher Education Facilities Auth.                                               4.50     10/01/2027        2,150
       20   Housing Finance Agency                                                          6.00      1/01/2018           20
    3,000   Municipal Power Agency                                                          4.38     10/01/2025        2,542
    6,000   St. Paul Housing and Redevelopment Auth.                                        5.70     11/01/2015        5,997
    1,500   St. Paul Housing and Redevelopment Auth.                                        5.85     11/01/2017        1,484
    7,680   St. Paul Housing and Redevelopment Auth.                                        5.15     11/15/2020        6,912
    3,500   St. Paul Housing and Redevelopment Auth.                                        5.25      5/15/2026        3,075
    5,260   Washington County Hospital and Redevelopment Auth.                              5.38     11/15/2018        4,949
                                                                                                                  ----------
                                                                                                                      48,853
                                                                                                                  ----------
            MISSISSIPPI (0.9%)
   15,595   Hospital Equipment and Facilities Auth. (PRE)                                   6.35     12/01/2015       15,830
    1,650   Hospital Equipment and Facilities Auth.                                         5.00     12/01/2016        1,592
    1,000   Hospital Equipment and Facilities Auth.                                         5.25     12/01/2021          914
    1,500   Lincoln County (INS)                                                            5.50      4/01/2018        1,447
    1,865   Union County (ETM)                                                              5.50      3/01/2009        1,890
                                                                                                                  ----------
                                                                                                                      21,673
                                                                                                                  ----------
            MISSOURI (1.1%)
   17,545   Cape Girardeau County Health Care Facilities IDA                                5.00      6/01/2027       14,588
    1,000   Cass County                                                                     5.00      5/01/2022          861
    3,315   Cass County                                                                     5.38      5/01/2022        2,965
    2,000   Cass County                                                                     5.50      5/01/2027        1,741
    2,000   Dev. Finance Board                                                              4.75      6/01/2025        1,627
    2,865   Fenton City                                                                     4.50      4/01/2021        2,817
    1,760   Riverside IDA (INS)                                                             5.00      5/01/2020        1,647
    1,330   St. Joseph IDA                                                                  5.00      4/01/2027        1,212
                                                                                                                  ----------
                                                                                                                      27,458
                                                                                                                  ----------
            MONTANA (0.3%)
    6,500   Forsyth (INS)                                                                   4.65      8/01/2023        5,728
    2,450   Health Facilities Auth.                                                         6.38      6/01/2018        2,450
                                                                                                                  ----------
                                                                                                                       8,178
                                                                                                                  ----------

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                                                  PORTFOLIO OF INVESTMENTS |  25

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
----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                             MARKET
AMOUNT                                                                                     COUPON      FINAL           VALUE
(000)       SECURITY                                                                        RATE      MATURITY         (000)
----------------------------------------------------------------------------------------------------------------------------
            NEBRASKA (0.5%)
  $   620   Investment Finance Auth. (INS)                                                  5.30%    11/15/2012   $      624
    2,000   Investment Finance Auth. (INS)                                                  5.45     11/15/2017        1,956
      500   Platte County Hospital Auth. No. 1 (INS)                                        5.50      5/01/2010          510
      500   Platte County Hospital Auth. No. 1 (INS)                                        5.55      5/01/2011          513
      500   Platte County Hospital Auth. No. 1 (INS)                                        5.65      5/01/2012          510
      500   Platte County Hospital Auth. No. 1 (INS)                                        5.75      5/01/2013          508
      500   Platte County Hospital Auth. No. 1 (INS)                                        5.90      5/01/2015          505
    3,500   Platte County Hospital Auth. No. 1 (INS)                                        6.05      5/01/2020        3,509
    2,940   Scotts Bluff County Hospital Auth. (PRE)                                        5.13     11/15/2019        3,006
      560   Scotts Bluff County Hospital Auth.                                              5.13     11/15/2019          543
                                                                                                                  ----------
                                                                                                                      12,184
                                                                                                                  ----------
            NEVADA (0.6%)
    1,000   Clark County (INS)                                                              4.50     11/01/2016        1,002
    5,000   Clark County (INS)(PRE)                                                         5.25      7/01/2019        5,293
    2,865   Clark County                                                                    5.00      5/15/2020        2,735
    6,040   Department of Business and Industry (INS)                                       5.76(a)   1/01/2017        2,854
    2,000   Reno (INS)(PRE)                                                                 5.00      5/15/2018        2,078
                                                                                                                  ----------
                                                                                                                      13,962
                                                                                                                  ----------
            NEW HAMPSHIRE (0.2%)
    5,000   Business Finance Auth.                                                          5.85     12/01/2022        4,761
                                                                                                                  ----------
            NEW JERSEY (1.3%)
    2,000   EDA                                                                             5.75     12/01/2016        1,850
    5,000   EDA (INS)                                                                       5.00      7/01/2022        4,926
    8,830   EDA                                                                             5.25      9/01/2023        8,793
   13,500   EDA                                                                             5.50      6/15/2024       11,797
    5,000   Tobacco Settlement Financing Corp.                                              5.00      6/01/2017        4,615
                                                                                                                  ----------
                                                                                                                      31,981
                                                                                                                  ----------
            NEW MEXICO (0.7%)
    4,150   Farmington                                                                      6.30     12/01/2016        3,954
    2,000   Farmington                                                                      6.30     12/01/2016        1,905
    4,890   Jicarilla Apache Nation(c)                                                      5.00      9/01/2018        4,857
    3,250   Jicarilla Apache Nation(c)                                                      5.50      9/01/2023        3,179
    4,000   Sandoval County                                                                 4.38      6/01/2020        3,684
                                                                                                                  ----------
                                                                                                                      17,579
                                                                                                                  ----------
            NEW YORK (10.3%)
    2,500   Albany IDA                                                                      5.75     11/15/2022        2,418
    5,500   Dormitory Auth.                                                                 5.75      7/01/2013        5,834
    5,000   Dormitory Auth.                                                                 5.20      2/15/2015        5,069
    1,500   Dormitory Auth.                                                                 5.25      7/01/2015        1,590
    4,000   Dormitory Auth.                                                                 5.20      2/15/2016        4,048

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26  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                             MARKET
AMOUNT                                                                                     COUPON      FINAL           VALUE
(000)       SECURITY                                                                        RATE      MATURITY         (000)
----------------------------------------------------------------------------------------------------------------------------
  $ 5,420   Dormitory Auth. (LOC - Allied Irish Banks plc)                                  4.40%     7/01/2016   $    5,445
    2,005   Dormitory Auth.                                                                 5.25      7/01/2016        2,108
    4,760   Dormitory Auth.                                                                 5.30      2/15/2017        4,808
    2,000   Dormitory Auth.                                                                 5.25      7/01/2017        2,080
   12,560   Dormitory Auth. (ETM)                                                           5.30      2/15/2019       12,960
    1,915   Dormitory Auth.                                                                 5.00      7/01/2019        1,923
    1,085   Dormitory Auth. (PRE)                                                           5.00      7/01/2019        1,118
    5,000   Dormitory Auth.                                                                 5.00      7/01/2020        4,405
    3,975   Dormitory Auth. (PRE)                                                           5.05      2/01/2022        4,180
   24,935   Dormitory Auth.                                                                 5.00      7/01/2022       21,607
    2,500   Dutchess County IDA                                                             4.50      8/01/2026        2,164
    3,155   East Rochester Housing Auth. (NBGA)                                             4.05      2/15/2012        3,216
    2,000   East Rochester Housing Auth. (NBGA)                                             4.63      2/15/2017        2,028
       20   Housing Finance Agency (PRE)                                                    6.00      9/15/2016           20
    3,000   Long Island Power Auth.                                                         5.25      6/01/2014        3,179
    2,500   Metropolitan Transportation Auth. (INS)                                         5.00     11/15/2024        2,446
   16,565   Metropolitan Transportation Auth.                                               5.00     11/15/2024       15,669
    6,800   Metropolitan Transportation Auth.                                               5.00     11/15/2024        6,432
   26,625   New York City                                                                   5.50      8/01/2015       27,964
    4,455   New York City                                                                   5.63      8/01/2015        4,689
      545   New York City (PRE)                                                             5.63      8/01/2015          595
    6,865   New York City                                                                   5.75      8/01/2016        7,268
    3,135   New York City (PRE)                                                             5.75      8/01/2016        3,439
    5,000   New York City                                                                   5.25     10/15/2019        5,040
    4,330   New York City                                                                   5.13     12/01/2022        4,217
    3,500   New York City                                                                   5.00      4/01/2023        3,354
   10,000   New York City                                                                   5.00      6/01/2023        9,578
    6,000   New York City                                                                   5.13     12/01/2023        5,812
   10,000   New York City                                                                   5.00      4/01/2024        9,523
    5,240   New York City                                                                   5.00      8/01/2024        4,986
   20,000   New York City                                                                   5.00      2/01/2025       18,909
    2,175   New York City IDA (INS)                                                         4.15      7/01/2014        1,940
    1,050   New York City IDA (INS)                                                         4.75      7/01/2019          871
   10,000   New York City Municipal Water Finance Auth.                                     5.38      6/15/2017       10,390
      205   New York City Transitional Finance Auth. (INS)(PRE)                             5.25      8/01/2019          221
    4,795   New York City Transitional Finance Auth. (INS)                                  5.25      8/01/2019        4,869
    6,000   Seneca Nation Indians Capital Improvements Auth.(c)                             5.00     12/01/2023        4,977
      775   Suffolk County IDA                                                              5.00     11/01/2013          773
    1,880   Suffolk County IDA                                                              5.00     11/01/2014        1,858
    1,000   Suffolk County IDA                                                              5.00     11/01/2015          975
    3,180   Suffolk County IDA (INS)                                                        4.75      6/01/2026        2,364
   11,000   Tobacco Settlement Financing Corp.                                              5.50      6/01/2018       11,178
                                                                                                                  ----------
                                                                                                                     260,537
                                                                                                                  ----------

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                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                             MARKET
AMOUNT                                                                                     COUPON      FINAL           VALUE
(000)       SECURITY                                                                        RATE      MATURITY         (000)
----------------------------------------------------------------------------------------------------------------------------
            NORTH CAROLINA (1.3%)
  $ 6,000   Eastern Municipal Power Agency                                                  5.50%     1/01/2012   $    6,163
    4,885   Eastern Municipal Power Agency                                                  5.50      1/01/2015        4,955
    1,830   Eastern Municipal Power Agency                                                  5.50      1/01/2016        1,844
    1,000   Eastern Municipal Power Agency                                                  5.50      1/01/2017        1,004
    3,000   Eastern Municipal Power Agency                                                  5.00      1/01/2024        2,661
    5,500   Medical Care Commission                                                         5.00      7/01/2027        4,708
    5,000   Municipal Power Agency No. 1                                                    5.50      1/01/2013        5,274
    2,000   Municipal Power Agency No. 1                                                    5.25      1/01/2020        1,993
    4,000   Wake County Industrial Facilities and Pollution Control Financing Auth.         5.38      2/01/2017        4,013
                                                                                                                  ----------
                                                                                                                      32,615
                                                                                                                  ----------
            NORTH DAKOTA (0.1%)
    1,000   Grand Forks (INS)                                                               5.00     12/15/2022          991
    2,055   Williams County                                                                 5.00     11/01/2021        1,820
                                                                                                                  ----------
                                                                                                                       2,811
                                                                                                                  ----------
            OHIO (1.7%)
   24,275   Buckeye Tobacco Settlement Financing Auth.                                      5.13      6/01/2024       20,267
    2,400   Fairview Park (INS)                                                             4.13     12/01/2020        2,234
    4,000   Franklin County                                                                 5.80     10/01/2014        4,090
    2,650   Franklin County                                                                 5.50      7/01/2017        2,467
   10,000   Hamilton (INS)                                                                  4.65     10/15/2022        9,324
      965   Housing Finance Agency (NBGA)                                                   5.10      9/01/2017          983
    1,750   Miami County                                                                    5.25      5/15/2021        1,576
    2,000   Miami County                                                                    5.25      5/15/2026        1,717
                                                                                                                  ----------
                                                                                                                      42,658
                                                                                                                  ----------
            OKLAHOMA (1.6%)
    5,360   Cherokee Nation (INS)(c)                                                        4.60     12/01/2021        4,427
   12,330   Chickasaw Nation(c)                                                             5.38     12/01/2017       11,716
    5,000   Chickasaw Nation(c)                                                             6.00     12/01/2025        4,755
    3,895   Comanche County Hospital Auth. (INS)                                            5.25      7/01/2022        3,519
    3,000   Comanche County Hospital Auth. (INS)                                            5.25      7/01/2023        2,687
    1,400   Norman Regional Hospital Auth.                                                  5.50      9/01/2024        1,255
   13,100   Norman Regional Hospital Auth.                                                  5.00      9/01/2027       10,816
    2,135   Valley View Hospital Auth.                                                      6.00      8/15/2014        2,212
                                                                                                                  ----------
                                                                                                                      41,387
                                                                                                                  ----------
            OREGON (0.1%)
    1,000   Washington, Yamhill and Multnomah Counties
             Hillsboro School District No. 1J (INS)                                         4.58(a)   6/15/2025          363
    5,900   Washington, Yamhill and Multnomah Counties
             Hillsboro School District No. 1J (INS)                                         4.59(a)   6/15/2026        2,003
                                                                                                                  ----------
                                                                                                                       2,366
                                                                                                                  ----------

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28  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                             MARKET
AMOUNT                                                                                     COUPON      FINAL           VALUE
(000)       SECURITY                                                                        RATE      MATURITY         (000)
----------------------------------------------------------------------------------------------------------------------------
            PENNSYLVANIA (1.0%)
  $ 1,000   Allegheny County IDA                                                            5.00%     9/01/2021   $      880
    1,250   Allegheny County IDA                                                            5.10      9/01/2026        1,053
   17,300   Allegheny County IDA                                                            4.75     12/01/2032       16,928
    5,500   Higher Educational Facility Auth. (INS)                                         5.25      8/01/2014        5,636
    1,615   Lancaster County Hospital Auth.                                                 5.00     11/01/2026        1,400
                                                                                                                  ----------
                                                                                                                      25,897
                                                                                                                  ----------
            RHODE ISLAND (0.6%)
      340   Health and Educational Building Corp. (INS)                                     5.50      5/15/2012          344
    4,345   Health and Educational Building Corp.
             (LOC - Allied Irish Banks plc)                                                 5.88     11/15/2014        4,453
      765   Health and Educational Building Corp. (INS)                                     5.50      5/15/2016          774
    5,500   Health and Educational Building Corp. (INS)                                     5.00      5/15/2026        5,098
    5,915   Housing and Mortgage Finance Corp.                                              4.65     10/01/2026        5,266
                                                                                                                  ----------
                                                                                                                      15,935
                                                                                                                  ----------
            SOUTH CAROLINA (3.1%)
   11,000   Berkeley County                                                                 4.88     10/01/2014       10,929
    4,250   Georgetown County                                                               5.95      3/15/2014        4,230
    5,000   Georgetown County                                                               5.70      4/01/2014        4,852
    5,000   Lexington County Health Services District, Inc.                                 5.00     11/01/2024        4,450
    7,335   Lexington County Health Services District, Inc.                                 5.00     11/01/2026        6,429
    5,870   SCAGO Educational Facilities Corp. (INS)                                        4.75     12/01/2026        4,746
    6,325   SCAGO Educational Facilities Corp. (INS)                                        4.75     12/01/2026        5,057
   40,000   Tobacco Settlement Revenue Management Auth.                                     5.00      6/01/2018       38,394
                                                                                                                  ----------
                                                                                                                      79,087
                                                                                                                  ----------
            SOUTH DAKOTA (0.3%)
    6,305   Housing Dev. Auth. (INS)                                                        5.15     11/01/2020        6,269
                                                                                                                  ----------

            TENNESSEE (1.1%)
    7,000   Jackson                                                                         5.25      4/01/2023        6,395
    2,125   Johnson City Health and Educational Facilities Board                            5.25      7/01/2026        1,839
    1,000   Nashville and Davidson County Health and Educational Facilities Board (INS)     5.10      8/01/2019          922
      745   Shelby County Health, Educational and Housing Facility Board (PRE)              6.00      9/01/2016          818
    1,255   Shelby County Health, Educational and Housing Facility Board (PRE)              6.00      9/01/2016        1,379
      935   Shelby County Health, Educational and Housing Facility Board (PRE)              6.25      9/01/2018        1,036
    1,565   Shelby County Health, Educational and Housing Facility Board (PRE)              6.25      9/01/2018        1,734

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                                                  PORTFOLIO OF INVESTMENTS |  29

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
----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                             MARKET
AMOUNT                                                                                     COUPON      FINAL           VALUE
(000)       SECURITY                                                                        RATE      MATURITY         (000)
----------------------------------------------------------------------------------------------------------------------------
  $14,750   Sullivan County Health, Educational and Housing Facilities Board                5.25%     9/01/2026   $   12,702
                                                                                                                  ----------
                                                                                                                      26,825
                                                                                                                  ----------
            TEXAS (17.3%)
      910   Alamo Community College District (INS)(PRE)                                     5.00     11/01/2020          963
    1,050   Alamo Community College District (INS)                                          5.00     11/01/2020        1,057
    2,300   Austin (INS)                                                                    5.00     11/15/2024        2,166
    5,610   Austin Utility Systems (INS)                                                    5.15(a)   5/15/2017        3,709
    1,855   Bastrop ISD (NBGA)                                                              5.55(a)   2/15/2014        1,491
    3,030   Bastrop ISD (NBGA)                                                              5.55(a)   2/15/2015        2,305
    3,055   Bastrop ISD (NBGA)                                                              5.60(a)   2/15/2016        2,191
    3,155   Bastrop ISD (NBGA)                                                              5.60(a)   2/15/2017        2,130
    4,540   Bexar County Health Facilities Dev. Corp.                                       5.00      7/01/2027        3,773
   32,925   Brazos River Auth.                                                              5.38      4/01/2019       28,223
    5,365   Cass County IDC                                                                 5.35      4/01/2012        5,276
    2,680   Central Regional Mobility Auth., 4.55%, 1/01/2014 (INS)                         4.55(b)   1/01/2020        1,874
    3,445   Central Regional Mobility Auth., 4.60%, 1/01/2014 (INS)                         4.60(b)   1/01/2021        2,356
    7,775   Clint ISD Public Facility Corp. (PRE)                                           7.00      5/01/2019        8,130
    2,600   Conroe ISD (NBGA)                                                               5.00      2/15/2023        2,545
    3,100   Conroe ISD (NBGA)                                                               5.00      2/15/2024        3,016
    1,000   Cypress-Fairbanks ISD (NBGA)                                                    5.00      2/15/2020        1,009
    1,315   Cypress-Fairbanks ISD (NBGA)                                                    5.00      2/15/2021        1,310
   10,410   Dallas Area Rapid Transit (INS)(PRE)                                            5.00     12/01/2018       11,032
    8,370   Dallas ISD (NBGA)                                                               4.75      8/15/2025        7,860
   13,745   Denton ISD (NBGA)                                                               5.03(a)   8/15/2023        5,863
   16,500   Denton ISD (NBGA)                                                               5.06(a)   8/15/2024        6,576
    2,905   Eagle Mountain-Saginaw ISD (NBGA)                                               4.38      8/15/2026        2,483
    1,450   Edgewood ISD (NBGA)                                                             4.90      8/15/2018        1,464
    1,520   Edgewood ISD (NBGA)                                                             4.88      8/15/2019        1,528
    1,595   Edgewood ISD (NBGA)                                                             5.00      8/15/2020        1,602
    1,675   Edgewood ISD (NBGA)                                                             5.00      8/15/2021        1,678
    2,245   Ennis ISD (NBGA)                                                                4.56(a)   8/15/2024          859
    3,715   Ennis ISD (NBGA)                                                                4.58(a)   8/15/2025        1,331
    3,720   Ennis ISD (NBGA)                                                                4.60(a)   8/15/2026        1,245
      575   Fort Worth Higher Education Finance Corp.                                       5.63     10/01/2008          575
    6,580   Fort Worth ISD (NBGA)(PRE)                                                      5.00      2/15/2018        6,899
    1,895   Hidalgo County Health Services Corp.                                            4.75      8/15/2017        1,742
      350   Hidalgo County Health Services Corp.                                            5.00      8/15/2019          317
    3,805   Hidalgo County Health Services Corp.                                            5.00      8/15/2022        3,285
    1,785   Hidalgo County Health Services Corp.                                            5.00      8/15/2026        1,476
    3,000   Houston (INS)                                                                   5.00      3/01/2019        3,027

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30  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                             MARKET
AMOUNT                                                                                     COUPON      FINAL           VALUE
(000)       SECURITY                                                                        RATE      MATURITY         (000)
----------------------------------------------------------------------------------------------------------------------------
  $ 3,635   Houston ISD Public Facility Corp. (INS)                                         5.35%(a)  9/15/2015   $    2,647
    4,955   Houston ISD Public Facility Corp. (INS)                                         5.35(a)   9/15/2015        3,609
    6,955   Houston ISD Public Facility Corp. (INS)                                         5.38(a)   9/15/2016        4,760
    2,635   Houston ISD Public Facility Corp. (INS)                                         5.38(a)   9/15/2016        1,803
    3,885   Houston ISD Public Facility Corp. (INS)                                         5.40(a)   9/15/2017        2,497
    5,000   Irving ISD (NBGA)                                                               5.31(a)   2/15/2025        1,908
    4,325   Jefferson County Health Facilities Dev. Corp. (INS)                             5.20      8/15/2021        4,273
    2,200   Judson ISD (INS)                                                                5.00      2/01/2023        2,147
    1,500   Judson ISD (INS)                                                                5.00      2/01/2024        1,458
    1,595   La Porte ISD (INS)                                                              5.00      2/15/2022        1,567
    3,535   La Porte ISD (INS)                                                              5.00      2/15/2024        3,435
    3,830   Lewisville (INS)                                                                5.38      9/01/2015        3,702
    4,555   Lower Colorado River Auth. (INS)                                                4.38      5/15/2025        3,875
    4,555   Lower Colorado River Auth. (INS)                                                4.38      5/15/2026        3,823
    2,895   Marlin ISD Public Facility Corp., acquired 7/22/1998; cost $2,942(d)            5.85      2/15/2018        2,928
    3,425   Mesquite Health Facilities Dev. Corp.                                           5.50      2/15/2025        2,986
    2,040   Midlothian Dev. Auth. (INS)                                                     5.00     11/15/2018        1,817
    2,235   Midlothian Dev. Auth. (INS)                                                     5.00     11/15/2021        1,874
   10,000   Midlothian Dev. Auth.                                                           6.00     11/15/2024        9,122
    1,695   Midlothian Dev. Auth. (INS)                                                     5.00     11/15/2026        1,345
    2,950   Midlothian Dev. Auth.                                                           5.13     11/15/2026        2,339
    2,500   North State Tollway Auth.                                                       6.00      1/01/2023        2,495
    2,800   Northside ISD (NBGA)(PRE)                                                       5.00      2/15/2017        2,936
    2,500   Northside ISD (NBGA)                                                            5.00      2/15/2017        2,547
    2,865   Northside ISD (NBGA)(PRE)                                                       5.00      2/15/2018        3,004
    2,555   Northside ISD (NBGA)                                                            5.00      2/15/2018        2,584
    1,220   Nueces River Auth. (INS)                                                        5.00      7/15/2023        1,165
    1,530   Nueces River Auth. (INS)                                                        5.00      7/15/2024        1,453
   11,530   Plano ISD (NBGA)(PRE)                                                           5.00      2/15/2019       12,060
    5,945   Plano ISD (NBGA)                                                                5.00      2/15/2019        5,995
    2,965   Plano ISD (NBGA)                                                                4.50      2/15/2023        2,748
    4,835   Port of Corpus Christi IDA                                                      5.40      4/01/2018        4,584
   19,050   Port of Corpus Christi IDC                                                      5.40      4/01/2018       18,391
    2,000   Red River Education Finance Corp.                                               4.38      3/15/2025        1,695
    5,255   Red River Education Finance Corp.                                               4.38      3/15/2026        4,408
    8,395   Rockwall ISD (NBGA)                                                             5.14(a)   2/15/2022        3,974
    9,205   Sabine River Auth. (INS)                                                        4.95      3/01/2018        8,823
   10,000   San Antonio (PRE)                                                               5.38      2/01/2019       10,665
    1,965   San Leanna Education Facilities Corp.                                           5.13      6/01/2023        1,763
    1,000   San Leanna Education Facilities Corp.                                           5.13      6/01/2024          888
    1,545   San Leanna Education Facilities Corp.                                           5.13      6/01/2025        1,362
    5,200   Schertz-Cibolo-Universal City ISD (NBGA)                                        4.86(a)   2/01/2023        2,271

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                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                             MARKET
AMOUNT                                                                                     COUPON      FINAL           VALUE
(000)       SECURITY                                                                        RATE      MATURITY         (000)
----------------------------------------------------------------------------------------------------------------------------
  $ 3,320   State                                                                           5.00%     8/01/2016   $    3,476
    3,750   Tarrant County Cultural Education Facilities Finance Corp.                      5.25     11/15/2022        3,395
    9,410   Tarrant County Cultural Education Facilities Finance Corp.                      5.50     11/15/2022        8,013
    1,100   Tarrant County Cultural Education Facilities Finance Corp.                      6.00     11/15/2026          983
    8,300   Tarrant County Cultural Education Facilities Finance Corp.                      5.13      5/15/2027        6,859
    8,000   Tarrant Regional Water District (INS)                                           5.25      3/01/2017        8,233
    2,000   Tarrant Regional Water District (INS)                                           5.25      3/01/2019        2,047
    2,000   Tarrant Regional Water District (INS)                                           5.25      3/01/2020        2,035
    5,000   Tarrant Regional Water District (INS)                                           4.38      3/01/2021        4,619
    7,000   Transportation Commission                                                       4.38      4/01/2025        6,153
   18,000   Transportation Commission                                                       4.50      4/01/2026       16,049
    4,000   Transportation Commission                                                       4.75      4/01/2027        3,685
    3,895   Tyler Health Facilities Dev. Corp.                                              5.25      7/01/2011        4,001
    2,125   Tyler Health Facilities Dev. Corp.                                              5.25      7/01/2012        2,171
    1,500   Tyler Health Facilities Dev. Corp.                                              5.25      7/01/2013        1,528
    7,170   Tyler Health Facilities Dev. Corp.                                              5.25     11/01/2019        6,574
    7,945   Tyler Health Facilities Dev. Corp.                                              5.25     11/01/2021        7,040
    3,360   Tyler Health Facilities Dev. Corp.                                              5.25     11/01/2022        2,945
    3,800   Tyler Health Facilities Dev. Corp.                                              5.25     11/01/2023        3,298
    8,745   Tyler Health Facilities Dev. Corp.                                              5.25      7/01/2026        7,737
    4,500   Univ. of Texas Board of Regents (PRE)                                           5.38      8/15/2017        4,796
    7,000   Univ. of Texas Board of Regents (PRE)                                           5.25      7/01/2018        7,454
   12,605   Univ. of Texas Board of Regents                                                 4.25      8/15/2025       10,793
   11,900   Univ. of Texas Board of Regents                                                 4.25      8/15/2026       10,061
    1,795   Weatherford ISD (NBGA)                                                          4.73(a)   2/15/2023          769
    1,795   Weatherford ISD (NBGA)                                                          4.77(a)   2/15/2024          718
    5,970   Williamson County (INS)                                                         5.13      2/15/2022        5,920
    1,385   Wylie ISD (NBGA)                                                                5.00(a)   8/15/2014        1,090
    1,690   Wylie ISD (NBGA)                                                                5.10(a)   8/15/2015        1,257
                                                                                                                  ----------
                                                                                                                     437,791
                                                                                                                  ----------
            UTAH (0.2%)
    4,410   Intermountain Power Agency (INS)(ETM)                                           5.00      7/01/2012        4,415
                                                                                                                  ----------
            VIRGINIA (2.5%)
    1,750   Albemarle County IDA                                                            5.00      1/01/2024        1,549
    2,290   College Building Auth.                                                          5.00      6/01/2021        2,125
   11,280   College Building Auth.                                                          5.00      6/01/2026       10,016
    1,775   Commonwealth Housing Dev. Auth.                                                 4.35      1/01/2017        1,744
    1,810   Commonwealth Housing Dev. Auth.                                                 4.35      7/01/2017        1,774

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32  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                             MARKET
AMOUNT                                                                                     COUPON      FINAL           VALUE
(000)       SECURITY                                                                        RATE      MATURITY         (000)
----------------------------------------------------------------------------------------------------------------------------
  $15,499   Farms of New Kent Community Dev. Auth.                                          5.13%     3/01/2036   $   10,653
    3,889   Peninsula Town Center Community Dev. Auth.                                      5.80      9/01/2017        3,568
    6,752   Peninsula Town Center Community Dev. Auth.                                      6.25      9/01/2024        5,890
    5,378   Peninsula Town Center Community Dev. Auth.                                      6.35      9/01/2028        4,592
    5,510   Public School Auth.                                                             5.00      8/01/2017        5,606
   10,000   Public School Auth. (PRE)                                                       5.13      8/01/2019       10,335
    5,000   Richmond Convention Center Auth. (PRE)                                          6.13      6/15/2020        5,339
    1,000   Small Business Financing Auth.                                                  5.13      9/01/2022          890
                                                                                                                  ----------
                                                                                                                      64,081
                                                                                                                  ----------
            WASHINGTON (0.5%)
    1,800   Health Care Facilities Auth. (INS)                                              5.00     12/01/2023        1,545
    2,000   Health Care Facilities Auth. (INS)                                              5.00     12/01/2024        1,695
    2,310   Health Care Facilities Auth. (INS)                                              5.00     12/01/2025        1,948
    1,470   Higher Education Facilities Auth.                                               5.20     10/01/2017        1,466
    2,000   Housing Finance Commission (INS)                                                5.88      7/01/2019        1,966
    5,000   King County Housing Auth. (INS)                                                 5.20      7/01/2018        5,000
                                                                                                                  ----------
                                                                                                                      13,620
                                                                                                                  ----------
            WISCONSIN (1.1%)
    4,130   Health and Educational Facilities Auth. (INS)                                   5.25      8/15/2012        4,136
    5,000   Health and Educational Facilities Auth. (INS)                                   5.13      8/15/2020        4,854
    8,300   Health and Educational Facilities Auth.                                         5.13      2/15/2026        7,176
    3,575   Housing and EDA                                                                 4.85      9/01/2017        3,589
    1,345   Kaukauna Area School District (INS)                                             4.85      3/01/2017        1,355
    6,000   Sheboygan (INS)                                                                 5.00      9/01/2015        5,894
                                                                                                                  ----------
                                                                                                                      27,004
                                                                                                                  ----------
            Total Fixed-Rate Instruments (cost: $2,498,758)                                                        2,337,659
                                                                                                                  ----------
            PUT BONDS (5.1%)

            CALIFORNIA (0.5%)
    3,000   Health Facilities Financing Auth.                                               4.95      7/01/2026        3,045
    8,270   Statewide Communities Dev. Auth.                                                4.70     11/01/2036        8,385
                                                                                                                  ----------
                                                                                                                      11,430
                                                                                                                  ----------
            FLORIDA (0.6%)
   16,000   Putnam County Dev. Auth. (INS)                                                  5.35      3/15/2042       15,370
                                                                                                                  ----------
            GEORGIA (0.3%)
    8,350   DeKalb County Housing Auth.                                                     4.70     10/01/2031        8,456
                                                                                                                  ----------
            ILLINOIS (0.9%)
   15,000   Chicago                                                                         4.75      3/01/2030       15,270
    7,500   Educational Facilities Auth.                                                    4.75     11/01/2036        7,490
                                                                                                                  ----------
                                                                                                                      22,760
                                                                                                                  ----------

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                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                             MARKET
AMOUNT                                                                                     COUPON      FINAL           VALUE
(000)       SECURITY                                                                        RATE      MATURITY         (000)
----------------------------------------------------------------------------------------------------------------------------
            MICHIGAN (1.0%)
  $15,000   Monroe County EDC (INS)                                                         4.65%    10/01/2024   $   15,477
   10,550   Strategic Fund (INS)                                                            4.85      9/01/2030       10,650
                                                                                                                  ----------
                                                                                                                      26,127
                                                                                                                  ----------
            MONTANA (0.2%)
    5,000   Forsyth (INS)                                                                   5.00     10/01/2032        4,981
                                                                                                                  ----------
            NEW YORK (0.3%)
    8,500   Hempstead                                                                       5.00     12/01/2010        8,396
                                                                                                                  ----------
            TENNESSEE (0.1%)
    2,050   Knox County Health, Educational, and Housing Facilities Board (NBGA)            4.90      6/01/2031        2,123
                                                                                                                  ----------
            TEXAS (0.8%)
    3,510   Beaumont Multifamily Housing Finance Corp. (NBGA)                               4.70     12/15/2031        3,581
    5,250   Gateway Public Facility Corp. (NBGA)                                            4.55      7/01/2034        5,251
    7,500   Matagorda County Navigation District No. 1                                      5.13      6/01/2030        7,555
    3,580   Montgomery County Housing Finance Corp. (NBGA)                                  4.85      6/01/2031        3,636
                                                                                                                  ----------
                                                                                                                      20,023
                                                                                                                  ----------
            WISCONSIN (0.4%)
    9,000   Madison                                                                         4.88     10/01/2027        9,310
                                                                                                                  ----------
            Total Put Bonds (cost: $128,164)                                                                         128,976
                                                                                                                  ----------
            PERIODIC AUCTION RESET BONDS (0.2%)

            OKLAHOMA (0.2%)
    5,900   Tulsa County Industrial Auth., acquired 7/20/2006(d) (cost: $5,900)             2.91      1/01/2039        5,900
                                                                                                                  ----------
            VARIABLE-RATE DEMAND NOTES (1.3%)

            MISSOURI (0.2%)
    5,900   Health and Educational Facilities Auth. (LOC - Bank of America, N.A.)           5.55      7/01/2029        5,900
                                                                                                                  ----------
            NEW YORK (0.5%)
    6,100   Long Island Power Auth. (LOC - WestLB A.G.)                                     5.20      5/01/2033        6,100
    4,000   Long Island Power Auth. (LIQ)(c)                                                5.82      5/01/2033        4,000
    2,200   New York City (LIQ)(INS)                                                        9.50      4/01/2021        2,200
                                                                                                                  ----------
                                                                                                                      12,300
                                                                                                                  ----------
            OHIO (0.6%)
   14,200   Air Quality Dev. Auth. (LOC - Barclays Bank plc)                                5.50      7/01/2019       14,200
                                                                                                                  ----------
            Total Variable-Rate Demand Notes (cost: $32,400)                                                          32,400
                                                                                                                  ----------

            TOTAL INVESTMENTS (COST: $2,665,222)                                                                  $2,504,935
                                                                                                                  ==========

================================================================================

34  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2008 (unaudited)

--------------------------------------------------------------------------------

o GENERAL NOTES

  Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

  The  portfolio  of  investments   category  percentages  shown  represent  the
  percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o SPECIFIC NOTES

  (a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

  (b) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

  (c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  35

================================================================================

  (d) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at September 30, 2008, was $8,828,000, which represented 0.3% of the Fund's net assets.

See accompanying notes to financial statements.

================================================================================

36  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

September 30, 2008 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $2,665,222)       $2,504,935
   Cash                                                                          96
   Receivables:
      Capital shares sold                                                       479
      Interest                                                               36,442
                                                                         ----------
         Total assets                                                     2,541,952
                                                                         ----------
LIABILITIES
   Payables:
      Capital shares redeemed                                                 3,215
      Dividends on capital shares                                             2,151
   Accrued management fees                                                      495
   Accrued transfer agent's fees                                                  9
   Other accrued expenses and payables                                           75
                                                                         ----------
         Total liabilities                                                    5,945
                                                                         ----------
            Net assets applicable to capital shares outstanding          $2,536,007
                                                                         ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                       $2,693,654
   Accumulated net realized gain on investments                               2,640
   Net unrealized depreciation of investments                              (160,287)
                                                                         ----------
            Net assets applicable to capital shares outstanding          $2,536,007
                                                                         ==========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                              210,989
                                                                         ==========
   Net asset value, redemption price, and offering price per share       $    12.02
                                                                         ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  37

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended September 30, 2008 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
    Interest income                                                    $  67,422
                                                                       ---------
EXPENSES
    Management fees                                                        3,465
    Administration and servicing fees                                      2,018
    Transfer agent's fees                                                    516
    Custody and accounting fees                                              197
    Postage                                                                   51
    Shareholder reporting fees                                                19
    Trustees' fees                                                             6
    Registration fees                                                         35
    Professional fees                                                         43
    Other                                                                     18
                                                                       ---------
             Total expenses                                                6,368
    Expenses paid indirectly                                                  (5)
                                                                       ---------
             Net expenses                                                  6,363
                                                                       ---------
NET INVESTMENT INCOME                                                     61,059
                                                                       ---------
NET REALIZED AND UNREALIZED  GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss) on:
        Unaffiliated transactions                                           (256)
        Affiliated transactions (Note 7)                                     329
    Change in net unrealized appreciation/depreciation                  (130,578)
                                                                       ---------
             Net realized and unrealized loss                           (130,505)
                                                                       ---------
    Decrease in net assets resulting from operations                   $ (69,446)
                                                                       =========

See accompanying notes to financial statements.

================================================================================

38  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended September 30, 2008 (unaudited), and year ended March 31, 2008

--------------------------------------------------------------------------------------------

                                                                   9/30/2008       3/31/2008
--------------------------------------------------------------------------------------------
FROM OPERATIONS
    Net investment income                                         $   61,059      $  121,299
    Net realized gain on investments                                      73           2,567
    Change in net unrealized appreciation/depreciation of
        investments                                                 (130,578)       (111,113)
                                                                  --------------------------
        Increase (decrease) in net assets resulting
            from operations                                          (69,446)         12,753
                                                                  --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                            (61,059)       (121,299)
    Net realized gains                                                     -         ( 5,180)
                                                                  --------------------------
        Distributions to shareholders                                (61,059)       (126,479)
                                                                  --------------------------
FROM CAPITAL SHARE TRANSACTIONS
    Proceeds from shares sold                                        149,956         330,779
    Reinvested dividends                                              47,612          98,809
    Cost of shares redeemed                                         (208,983)       (468,125)
                                                                  --------------------------
        Decrease in net assets from capital share transactions       (11,415)        (38,537)
                                                                  --------------------------
    Net decrease in net assets                                      (141,920)       (152,263)

NET ASSETS
    Beginning of period                                            2,677,927       2,830,190
                                                                  --------------------------
    End of period                                                 $2,536,007      $2,677,927
                                                                  ==========================
CHANGE IN SHARES OUTSTANDING
    Shares sold                                                       11,821          25,587
    Shares issued for dividends reinvested                             3,793           7,669
    Shares redeemed                                                  (16,533)        (36,264)
                                                                  --------------------------
        Decrease in shares outstanding                                  (919)         (3,008)
                                                                  ==========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  39

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2008 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this semiannual report pertains only to the USAA Tax Exempt Intermediate-Term Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

================================================================================

40  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

    3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Effective April 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

    SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

    the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level  1  --  inputs  to  the  valuation   methodology   are  quoted  prices
    (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

    The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

    The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund's assets carried at fair value:

VALUATION INPUTS                                 INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------
Level 1 -- Quoted Prices                              $            -
Level 2 -- Other Significant Observable Inputs         2,504,935,000
Level 3 -- Significant Unobservable Inputs                         -
--------------------------------------------------------------------------
Total                                                 $2,504,935,000
--------------------------------------------------------------------------

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

================================================================================

42  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no delayed-delivery or when-issued commitments as of September 30, 2008.

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended September 30, 2008, these custodian and other bank credits reduced the Fund's expenses by $5,000.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. Prior to September 25, 2008, the committed loan agreement was $300 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended September 30, 2008, the Fund paid CAPCO facility fees of $1,000, which represents 6.7% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2008.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2009, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48) provides guidance

================================================================================

44  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. As of September 30, 2008, the Manager has reviewed all open tax years and concluded that the adoption of FIN 48 resulted in no impact to the Fund's net assets or results of operations. On an ongoing basis, the Manager will monitor its tax positions under FIN 48 to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2008, were $157,211,000 and $108,912,000, respectively.

As of September 30, 2008, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of September 30, 2008, were $23,525,000 and $183,812,000, respectively, resulting in net unrealized depreciation of $160,287,000.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Intermediate Municipal Debt Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Intermediate Municipal Debt Funds category. The Fund's base fee is accrued daily

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

    and paid monthly at an annualized rate of 0.28% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

    The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                       +/- 0.04%
+/- 0.51% to 1.00%                       +/- 0.05%
+/- 1.01% and greater                    +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

    Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Intermediate Municipal Debt Funds Index over that period, even if the Fund had overall negative returns during the performance period.

    For the six-month period ended September 30, 2008, the Fund incurred total management fees, paid or payable to the Manager, of $3,465,000, which is net of a performance adjustment of $(302,000) that decreased the effective base management fee of 0.28% by 0.02%.

B.  ADMINISTRATION   AND  SERVICING  FEES  --  The  Manager   provides   certain
    administration and shareholder servicing functions for the Fund.

================================================================================

46  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

    For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended September 30, 2008, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $2,018,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2008, the Fund reimbursed the Manager $19,000 for these legal services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

C. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended September 30, 2008, the Fund incurred transfer agent's fees, paid or payable to SAS, of $516,000.

D. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended September 30, 2008, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred.

                                                   COST TO        NET REALIZED
        SELLER                   PURCHASER        PURCHASER      GAIN TO SELLER
-------------------------------------------------------------------------------
USAA Tax Exempt              USAA Tax Exempt
  Intermediate-Term Fund       Short-Term Fund   $15,429,000       $329,000

(8) NEW ACCOUNTING PRONOUNCEMENTS

A.  SFAS NO. 159,  "THE FAIR VALUE  OPTION FOR  FINANCIAL  ASSETS AND  FINANCIAL
    LIABILITIES" (SFAS 159) -- In February 2007, FASB issued SFAS 159. In summary, SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager has evaluated SFAS 159 and has determined that there are no eligible instruments for which the Fund intends to avail itself of the fair value option.

B. SFAS NO. 161, "DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- AN AMENDMENT OF FASB STATEMENT NO. 133" (SFAS 161) -- In March 2008, FASB issued SFAS 161. In summary, SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Manager is in the process of evaluating the impact of SFAS 161 on the Fund's financial statement disclosures.

================================================================================

48  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH
                             PERIOD ENDED
                             SEPTEMBER 30,                       YEAR ENDED MARCH 31,
                             -----------------------------------------------------------------------------
                                   2008          2008         2007          2006         2005         2004
                             -----------------------------------------------------------------------------
Net asset value at
  beginning of period        $    12.64    $    13.17   $    13.07    $    13.16   $    13.42   $    13.34
                             -----------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income             .29           .56          .55           .55          .57          .61
  Net realized and
    unrealized gain (loss)         (.62)         (.51)         .10          (.07)        (.24)         .08
                             -----------------------------------------------------------------------------
Total from investment
  operations                       (.33)          .05          .65           .48          .33          .69
                             -----------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.29)         (.56)        (.55)         (.55)        (.57)        (.61)
  Realized capital gains              -          (.02)        (.00)(a)      (.02)        (.02)           -
                             -----------------------------------------------------------------------------
Total distributions                (.29)         (.58)        (.55)         (.57)        (.59)        (.61)
                             -----------------------------------------------------------------------------
Net asset value at
  end of period              $    12.02    $    12.64   $    13.17    $    13.07   $    13.16   $    13.42
                             =============================================================================
Total return (%)*                 (2.70)          .44         5.10(b)       3.69         2.51         5.32
Net assets at end
  of period (000)            $2,536,007    $2,677,927   $2,830,190    $2,782,611   $2,696,781   $2,642,692
Ratios to average
  net assets:**
  Expenses (%)(c)                   .47(d)        .51          .56(b)        .55          .55          .51
Net investment income (%)          4.54(d)       4.35         4.19          4.15         4.28         4.58
Portfolio turnover (%)                4            21           23            22           21           23

  * Assumes  reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return.
 ** For the six-month  period ended September 30, 2008,  average net assets were
    $2,682,360,000.
(a) Represents less than $0.01 per share.
(b) For the year ended March 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the  transfer  agency fees  incurred.  The  reimbursement  had no effect on the  Fund's  total  return or ratio of  expenses  to  average  net assets.
(c) Reflects  total  operating  expenses  of the Fund before  reductions  of any expenses paid indirectly.  The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                   (.00)(+)      (.01%)       (.00%)(+)     (.00%)(+)    (.00%)(+)    (.00%)(+)

    (+)Represents less than 0.01% of average net assets.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

EXPENSE EXAMPLE

September 30, 2008 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2008, through September 30, 2008.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this

================================================================================

50  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                    EXPENSES PAID
                                          BEGINNING             ENDING              DURING PERIOD*
                                        ACCOUNT VALUE        ACCOUNT VALUE          APRIL 1, 2008 -
                                        APRIL 1, 2008      SEPTEMBER 30, 2008     SEPTEMBER 30, 2008
                                        ------------------------------------------------------------
Actual                                    $1,000.00           $  973.00                 $2.32

Hypothetical
 (5% return before expenses)               1,000.00            1,022.71                  2.38

* Expenses are equal to the Fund's annualized expense ratio of 0.47%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of (2.70)% for the six-month period of April 1, 2008, through September 30, 2008.

================================================================================

                                                           EXPENSE EXAMPLE |  51

================================================================================

ADVISORY AGREEMENT

September 30, 2008 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees ("the Board") held on April 9, 2008, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved the continuance of the Investment Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Investment Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed Investment Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the Investment Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed Investment Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Investment Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability.

================================================================================

52  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement included information previously received at such meetings.

INVESTMENT ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Investment Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating

================================================================================

                                                        ADVISORY AGREEMENT |  53

================================================================================

the activities of the Fund's other service providers also was considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any performance adjustment -- was above the median of its expense group and its expense universe. The data indicated that the Fund's total expense ratio was below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services provided by the

================================================================================

54  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

Manager. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the approval of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance was below the average of its performance universe and its Lipper index for the one-year period ended December 31, 2007, and above the average of its performance universe and its Lipper index for the three- and five-year periods ended December 31, 2007. The Board also noted that the Fund's percentile performance ranking was in the bottom 50% of its performance universe for the one-year period ended December 31, 2007, in the top 30% of its performance universe for the three-year period ended December 31, 2007, and in the top 10% of its performance universe for the five-year period ended December 31, 2007. The Board also took into account management's discussion of the Fund's performance.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that

================================================================================

                                                        ADVISORY AGREEMENT |  55

================================================================================

affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of services received by the Fund from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board noted that the Fund's contractual management fee is below or comparable to the asset-weighted average of funds up to $10 billion in its peer group as set forth in the report prepared by the independent third party. The Board also took into account management's discussion of the current advisory fee structure. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

56  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

TRUSTEES                              Christopher W. Claus
                                      Barbara B. Dreeben
                                      Robert L. Mason, Ph.D.
                                      Barbara B. Ostdiek, Ph.D.
                                      Michael F. Reimherr
                                      Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                        USAA Investment Management Company
INVESTMENT ADVISER,                   P.O. Box 659453
UNDERWRITER, AND                      San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                        USAA Shareholder Account Services
                                      9800 Fredericksburg Road
                                      San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                         State Street Bank and Trust Company
ACCOUNTING AGENT                      P.O. Box 1713
                                      Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                           Ernst & Young LLP
REGISTERED PUBLIC                     100 West Houston St., Suite 1800
ACCOUNTING FIRM                       San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                           Under "Products & Services"
SELF-SERVICE 24/7                     click "Investments," then
AT USAA.COM                           "Mutual Funds"

OR CALL                               Under "My Accounts" go to
(800) 531-USAA                        "Investments." View account balances,
        (8722)                        activity,  and fund prices; or exchange or
                                      redeem fund shares.
--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at usaa.com; and (iii) on the SEC's Web site at http://www.sec.gov. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

                                                        [LOGO OF RECYCLED PAPER]

                                                                        Recycled
                                                                           Paper

================================================================================

    USAA
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    39594-1108                               (C)2008, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended September 30, 2008

By:*     MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    11-20-2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    11-20-2008
         ------------------------------


By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    11-20-2008
         ------------------------------


*Print the name and title of each signing officer under his or her signature.